Note 17 - Net Earnings (Loss) Per Common Share (Details) - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 17 - Net Earnings (Loss) Per Common Share (Details) - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share [Line Items]
Shares issued and outstanding at beginning of period	35,801,732	30,070,104	29,941,254
Issued during the period	335,253	2,968,064	250,868
Repurchased during the period	(220,333)	(110,455)	(165,703)
Weighted average number of shares used in computing basic earnings per share	35,916,652	32,927,713	30,026,419
Number of shares used in computing diluted earningsper share	36,308,978	33,262,299	30,375,950
Denominator [Member]
Note 17 - Net Earnings (Loss) Per Common Share (Details) - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share [Line Items]
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	392,326	334,586	349,531